Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule of Employee Welfare Benefits Expenses

	For the years ended December 31,
	2022*	2023	2024
	RMB	RMB	RMB
Contributions to medical and pension schemes	20,842	21,095	18,426
Other employee benefits	7,227	6,726	6,086
Total	28,069	27,821	24,512

*	The amounts of “Contributions to medical and pension schemes” and “Other employee benefits” for the year ended December 31, 2022 have been revised to correct for a formula error in the preparation of this disclosure. The errors in 2022 were disclosure only and did not have any impact to the previously reported consolidated results of operations, financial position, or cash flows.

The impact of the revision on the previously reported employee welfare benefits expenses for this disclosure is as follows:

	For the years ended December 31,
	2022
	As Previously Reported	Adjustment	As Revised
	RMB
Contributions to medical and pension schemes	10,376	10,466	20,842
Other employee benefits	1,990	5,237	7,227
Total	12,366	15,703	28,069